PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Original cost:		$ 3,048,113	$ 2,830,407
Accumulated depreciation		(2,366,174)	(2,173,173)
Property and equipment, net		681,939	657,234
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:		363,133	347,798
Accumulated depreciation		(239,241)	(224,796)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	2,684,980	2,482,609
Accumulated depreciation		$ (2,126,933)	$ (1,948,377)

[1]	Original cost of machinery and equipment includes ROU assets under capital lease in the amount of $86,087 and $54,873 as of December 31, 2019 and 2018, respectively. The depreciation expense of such assets amounted to $9,941 and $2,102 for the years ended December 31, 2019 and 2018, respectively.